Note 10 - Fair value measurement (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Goodwill, Impairment Loss	$ 10,911,373
Fair Value, Inputs, Level 3 [Member]
Goodwill, Impairment Loss	$ 9,900,000